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Schedule of Investments
(unaudited)
Putnam Strategic Intermediate Municipal Fund 2
Notes to Schedule of Investments 31

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited), April 30, 2026
Putnam Strategic Intermediate Municipal Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.9%
Alabama 5.1%
a,b
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 1,250,000 $ 1,277,802
a
Black Belt Energy Gas District ,
Revenue , 2021 A , Refunding , Mandatory Put , 4% , 12/01/31 .................. 7,250,000 7,351,313
Revenue , 2022 D-1 , Refunding , Mandatory Put , 4% , 6/01/27 ................. 1,000,000 1,010,514
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 2,000,000 2,099,924
b
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 10,085,000 10,686,606
b
City of Birmingham Regional Water Works , Revenue , 144A, 2024 , 3.75% , 9/01/26 ... 13,000,000 12,996,287
a
Energy Southeast A Cooperative District ,
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 5,000,000 5,458,454
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 18,000,000 19,226,884
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/41 ................. 3,370,000 3,143,737
Southeast Energy Authority A Cooperative District ,
a
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 1,350,000 1,435,709
a
Revenue , 2022 B-1 , Mandatory Put , 5% , 8/01/28 .......................... 14,550,000 15,050,446
Revenue , 2024 C , 5% , 11/01/28 ....................................... 750,000 778,867
Revenue , 2024 C , 5% , 11/01/29 ....................................... 1,000,000 1,049,453
a
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 13,625,000 14,104,301
a
Revenue , 2025 C , Mandatory Put , 5% , 2/01/31 ........................... 19,065,000 20,295,829
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/32 ............................................. 6,000,000 6,034,935
122,001,061
Alaska 0.3%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash , Revenue , 2019 A , 4% , 10/01/38 ...................... 4,725,000 4,642,176
Dena' Nena' Henash , Revenue , 2019 A , 4% , 10/01/39 ...................... 2,445,000 2,394,448
7,036,624
Arizona 2.0%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/34 ....................................................... 1,000,000 1,037,921
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/38 ....................................................... 2,740,000 2,820,467
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5% ,
11/01/38 ....................................................... 450,000 480,623
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5% ,
11/01/39 ....................................................... 780,000 828,274
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5% ,
11/01/40 ....................................................... 650,000 688,433
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2016 , Refunding , 4% , 5/15/29 ... 1,000,000 987,381
People of Faith, Inc. Obligated Group , Revenue , 2016 , Refunding , 4% , 5/15/31 ... 1,000,000 973,977
b
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.25% , 11/15/35 ......... 3,850,000 4,115,653
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 A , 4% , 1/01/44 ............... 3,110,000 2,926,221
b
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 17,250,000 18,137,495
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2025 A , Refunding , 5% , 1/01/44 ............................... 10,000,000 10,946,510
Revenue , 2025 A , Refunding , 5% , 1/01/45 ............................... 2,000,000 2,169,956

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. $ 1,000,000 $ 1,067,098
47,180,009
Arkansas 0.6%
Arkansas Development Finance Authority ,
a
Revenue , 2025 , Mandatory Put , 3.875% , 10/15/32 ......................... 3,000,000 3,001,964
a,b
United States Steel Corp. , Revenue , 144A, 2026 B , Mandatory Put , 4.25% , 3/03/36 10,200,000 10,169,872
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/35 ............ 1,510,000 1,545,935
14,717,771
California 11.7%
a
California Community Choice Financing Authority ,
Revenue , 2024 A , Mandatory Put , 5% , 4/01/32 ............................ 7,200,000 7,619,049
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 7,000,000 7,165,399
Revenue , 2024 H , Mandatory Put , 5% , 8/01/33 ........................... 7,500,000 8,108,576
b
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 1,650,000 1,547,085
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 250,000 208,146
California Enterprise Development Authority , Provident Group-SDSU Properties LLC ,
Revenue, First Tier , 2020 A , 5% , 8/01/28 ................................ 150,000 155,065
California Health Facilities Financing Authority ,
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/30 ........................................ 1,300,000 1,336,400
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/32 ........................................ 1,435,000 1,470,627
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/34 ........................................ 1,590,000 1,623,937
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/35 ........................................ 1,615,000 1,646,121
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/36 ........................................ 1,505,000 1,530,787
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/38 ........................................ 1,485,000 1,504,953
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 955,050 976,429
CR Epoca L Communities LP , Revenue , 2024 DD , FNMA Insured , 3.7% , 11/01/37 . 6,200,000 6,241,624
OAHS Ocean View LP , Revenue , 2024 J , FNMA Insured , 4.33% , 2/01/42 ........ 5,000,000 4,969,956
OAHS Playa Del Alameda LP , Revenue , 2024 Q , FNMA Insured , 4.25% , 8/01/41 .. 2,970,000 2,983,684
California Infrastructure & Economic Development Bank ,
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5% , 7/01/44 ... 2,000,000 2,049,789
b
WFCS Holdings II LLC , Revenue, Senior Lien , 144A, 2021 A-2 , 5.5% , 1/01/38 .... 4,260,000 3,735,949
b
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 4.125% , 1/01/35 ............. 845,000 812,643
California Municipal Finance Authority ,
c
Revenue , FRN , 2025-1 , A-2 , 3.242% , 2/20/41 ............................ 13,855,904 11,995,683
Revenue , 2026-1 , A-2 , 4.05% , 7/20/41 .................................. 3,996,756 3,723,888
4252 Crenshaw Preservation LLC , Revenue, Senior Lien , 2025 A , FHLMC Insured ,
3.75% , 12/01/35 ................................................. 10,000,000 9,909,552
b
California Baptist University , Revenue , 144A, 2016 A , 4% , 11/01/26 ............ 535,000 534,550
b
Catalyst Impact Fund 1 LLC , Revenue , 144A, 2024 , I , 6% , 1/01/39 ............. 5,000,000 5,234,199
CHF-Davis I LLC , Revenue , 2018 , BAM Insured , 5% , 5/15/40 ................. 5,690,000 5,848,021
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/34 ........................ 915,000 958,631
b
California School Finance Authority , Aspire Public Schools Obligated Group , Revenue ,
144A, 2016 , 5% , 8/01/36 ............................................ 3,225,000 3,225,492
California State Public Works Board , State of California , Revenue , 2014 E , 5% , 9/01/34 900,000 902,114

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 3% , 6/01/29 ......... $ 1,000,000 $ 977,691
St. John's Partners LP , Revenue , 2013 F , LOC FNMA , 4.5% , 8/15/30 ........... 10,000,000 10,498,160
USC Obligated Group , Revenue , 2018 , Refunding , 5% , 1/01/48 ............... 4,500,000 4,562,392
City of Los Angeles ,
Department of Airports , Revenue , 2025 A , Refunding , 5.25% , 5/15/40 ........... 20,380,000 22,786,556
d
Department of Airports , Revenue, Sub. Lien , 2018 D , Refunding , 5% , 5/15/43 ..... 9,630,000 9,879,321
Department of Airports , Revenue, Sub. Lien , 2022 C , Refunding , 4% , 5/15/35 ..... 600,000 610,838
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 5,295,000 3,657,168
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue , 144A, 2021 A-1 , 2.8% , 3/01/47 ......... 2,800,000 2,453,376
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 9,930,000 6,821,322
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 15,830,000 11,718,115
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 995,000 849,892
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 10,000,000 6,928,560
FHLMC, Multi-family ML Pass-Through Certificates ,
b,c
144A, FRN , 2022-ML14 , A , 3.65% , 11/25/38 .............................. 4,850,783 4,510,655
2019-ML05 , A-US , 3.4% , 1/25/36 ...................................... 8,157,648 7,741,186
2019-ML06 , A-US , 2.543% , 6/25/37 .................................... 12,651,933 11,004,095
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/39 1,000,000 1,058,534
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/44 1,000,000 1,034,466
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 1,325,000 1,210,767
a
Los Angeles County Development Authority , Century Wlava 2 LP , Revenue , 2023 C ,
Mandatory Put , 3.75% , 12/01/26 ...................................... 2,500,000 2,500,911
Los Angeles Department of Water & Power ,
Power System , Revenue , 2022 A , 5% , 7/01/46 ............................ 2,000,000 2,057,780
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 4,200,000 4,414,160
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 3,925,000 4,140,759
Water System , Revenue , 2025 C , Refunding , 5% , 7/01/43 ................... 7,000,000 7,540,882
Water System , Revenue , 2025 C , Refunding , 5% , 7/01/45 ................... 6,000,000 6,353,140
e
Mendocino-Lake Community College District , GO , 2011 B , AG Insured , 3.449%,
8/01/40 ......................................................... 2,600,000 3,272,746
Port of Oakland , Revenue , 2021 H , ETM, 5% , 5/01/28 ........................ 10,000 10,473
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 5% , 9/01/34 ............................................ 360,000 385,810
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 4.5% , 9/01/40 .......................................... 1,300,000 1,301,366
San Francisco City & County Airport Comm-San Francisco International Airport ,
d
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 7,600,000 7,744,312
Revenue, Second Series , 2023 C , Refunding , 5.5% , 5/01/39 ................. 8,850,000 9,883,765
Sierra View Local Health Care District , Revenue , 2020 , Refunding , 5% , 7/01/30 .... 620,000 661,392
State of California ,
GO , Refunding , 5% , 10/01/39 ......................................... 4,000,000 4,353,994
d
GO , Refunding , 5% , 3/01/45 ......................................... 6,000,000 6,574,178
d
GO , 5% , 3/01/49 .................................................. 3,500,000 3,738,614
d
GO , 5% , 3/01/55 .................................................. 10,000,000 10,547,360
281,803,085
Colorado 1.9%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/36 ........................................................ 3,000,000 3,609,065

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 $ 20,610,000 $ 21,050,473
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.5% , 11/01/47 ....... 9,335,000 9,863,614
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2024 A , AG Insured , 5% , 12/01/43 ........................... 1,500,000 1,593,390
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 3% , 7/15/37 ............................................. 850,000 763,457
b
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 4,100,000 4,429,928
State of Colorado ,
COP , 2024 A , 5% , 11/01/43 .......................................... 1,340,000 1,461,259
COP , 2024 A , 5% , 11/01/44 .......................................... 1,100,000 1,190,236
Sterling Ranch Community Authority Board , Sterling Ranch Metropolitan District No. 1 ,
Special Assessment , 2024 , 5.625% , 12/01/43 ............................. 733,000 759,404
Vauxmont Metropolitan District , GO , 2019 , Refunding , AG Insured , 5% , 12/15/30 .... 125,000 127,619
44,848,445
Connecticut 0.4%
Connecticut Housing Finance Authority , Revenue , 2016 A-1 , Refunding , 2.875% ,
11/15/30 ........................................................ 2,250,000 2,245,891
Connecticut State Health & Educational Facilities Authority ,
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/33 ........ 250,000 250,298
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/34 ........ 1,250,000 1,251,433
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/34 ... 1,400,000 1,502,258
University of New Haven, Inc. , Revenue , K-3 , 5% , 7/01/28 ................... 550,000 565,150
University of Connecticut , Revenue , 2023 A , 5.5% , 11/15/53 ................... 3,000,000 3,257,578
9,072,608
Delaware 0.5%
Delaware State Economic Development Authority ,
ASPIRA of Delaware Charter Operations, Inc. , Revenue , 2016 A , 5% , 6/01/36 .... 1,000,000 1,000,178
a
NRG Energy, Inc. , Revenue , 2020 A , Refunding , Mandatory Put , 4% , 10/01/35 .... 3,000,000 3,004,355
Delaware State Housing Authority , Luther Towers Preservation LP , Revenue , 2023 ,
FNMA Insured , 4.65% , 1/01/41 ........................................ 7,210,000 7,489,899
11,494,432
Florida 9.6%
Acacia Fields Community Development District , Special Assessment , 2026 , 5.35% ,
6/15/46 ......................................................... 600,000 598,303
Angeline Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.5% , 5/01/45 ................................................ 630,000 642,669
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.875% , 5/01/45 .............................................. 2,590,000 2,706,192
Berry Bay II Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.2% , 5/01/44 ..................................... 550,000 553,043
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,578,173
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/32 ...... 1,000,000 1,048,309
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/33 ...... 1,500,000 1,566,562
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/35 ...... 500,000 517,769
b
PRG - UnionWest Properties LLC , Revenue, Senior Lien , 144A, 2024 A-1 , 5.25% ,
6/01/34 ........................................................ 1,000,000 992,266
b
PRG - UnionWest Properties LLC , Revenue, Senior Lien , 144A, 2024 A-1 , 5.25% ,
6/01/39 ........................................................ 1,000,000 967,347

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Capital Projects Finance Authority, (continued)
b
PRG - UnionWest Properties LLC , Revenue, Senior Lien , 144A, 2024 A-1 , 5.25% ,
6/01/44 ........................................................ $ 1,225,000 $ 1,130,876
b
Capital Trust Agency, Inc. , WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% ,
1/01/31 ......................................................... 400,000 379,868
Capital Trust Authority ,
b
Academir Charter Schools, Inc. , Revenue , 144A, 2025 A , 6.25% , 7/01/45 ........ 3,745,000 3,846,014
b
Academir Charter Schools, Inc. , Revenue , 144A, 2025 A , 6.375% , 7/01/50 ....... 3,000,000 3,043,766
AIDS Healthcare Foundation Obligated Group , Revenue , 2026 A , 4.75% , 12/01/42 . 6,085,000 6,123,595
b
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 4.75% ,
7/01/40 ........................................................ 2,100,000 2,108,695
b
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5% , 7/01/45 2,250,000 2,222,897
b
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.25% ,
7/01/50 ........................................................ 1,250,000 1,222,541
b
Cedar Crossings Community Development District ,
Special Assessment , 144A, 2025 , 4.3% , 5/01/32 .......................... 240,000 241,188
Special Assessment , 144A, 2025 , 5.3% , 5/01/45 .......................... 400,000 403,456
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 2025 , 5.875% , 10/01/45 ..................................... 1,000,000 1,046,148
b
City of Venice ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 144A, 2024
B-1 , 4.625% , 1/01/30 ............................................. 550,000 550,314
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 144A, 2024
B-2 , 4.5% , 1/01/30 ............................................... 550,000 550,313
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 144A, 2024
B-3 , 4.25% , 1/01/30 .............................................. 850,000 850,508
Collier County Industrial Development Authority , NCH Healthcare System, Inc.
Obligated Group , Revenue , 2024 A , AG Insured , 5% , 10/01/42 ................ 800,000 861,037
Connerton East Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 4.65% , 6/15/35 ............... 200,000 205,377
Assessment Area 2 , Special Assessment , 2025 , 5.625% , 6/15/55 .............. 855,000 862,457
County of Broward ,
Airport System , Revenue , 2015 A , 5% , 10/01/34 ........................... 2,000,000 2,002,329
Airport System , Revenue , 2019 A , 5% , 10/01/36 ........................... 1,500,000 1,566,607
Airport System , Revenue , 2019 A , 5% , 10/01/44 ........................... 5,000,000 5,108,569
County of Hillsborough , Utility , Revenue , 2016 , Refunding , 3% , 8/01/39 ........... 3,800,000 3,408,682
County of Miami-Dade ,
Aviation , Revenue , 2017 B , Refunding , 5% , 10/01/40 ....................... 10,000,000 10,121,975
Aviation , Revenue , 2019 A , 5% , 10/01/44 ................................ 8,000,000 8,158,427
Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/33 ....................... 7,000,000 7,754,789
b
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.5% , 5/15/45 ................................................ 925,000 953,972
b
County of Palm Beach ,
Palm Beach Atlantic University, Inc. , Revenue , 144A, 2025 A , 5.5% , 10/01/45 ..... 3,000,000 3,104,921
Provident Group - LU Properties LLC , Revenue , 144A, 2021 A , 4.25% , 6/01/31 ... 1,200,000 1,185,513
Provident Group-PBAU Properties LLC , Revenue , 144A, 2019 A , 5% , 4/01/29 .... 375,000 381,399
Provident Group-PBAU Properties LLC , Revenue , 144A, 2019 A , 5% , 4/01/39 .... 3,950,000 3,979,547
Creekview Community Development District , Phase 2 , Special Assessment , 2024 ,
5.375% , 5/01/44 ................................................... 1,315,000 1,334,357
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.3% , 5/01/45 ..................................... 1,000,000 1,015,106
b
Del Webb Oak Creek Community Development District , Special Assessment , 144A,
2025 , 5.375% , 5/01/45 .............................................. 840,000 856,038
Del Webb River Reserve Community Development District , Special Assessment , 2025 ,
5.875% , 5/01/55 ................................................... 865,000 884,929

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Double Branch Community Development District , Assessments , Special Assessment,
Senior Lien , 2013 A-1 , Refunding , 4.25% , 5/01/34 ......................... $ 400,000 $ 399,992
East Nassau Stewardship District , Special Assessment , 2025 , 6% , 5/01/45 ........ 4,000,000 4,184,186
Esplanade at Wellen Park Community Development District , Special Assessment ,
2026 , 5.35% , 5/01/46 ............................................... 1,395,000 1,397,321
Firethorn Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.3% , 5/01/45 ................................................ 500,000 504,677
Florida Development Finance Corp. ,
b
Revenue , 144A, 2021 A , 3% , 7/01/31 ................................... 185,000 179,420
Brightline Trains Florida LLC , Revenue , 2024 , Refunding , AG Insured , 5% , 7/01/44 6,475,000 6,309,717
River City Education Obligated Group , Revenue , 2022 B , Refunding , 5% , 7/01/31 . 285,000 293,471
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 5,550,000 5,235,857
a
Florida Housing Finance Corp. , Brownsville Village V Ltd. , Revenue , 2024 B , GNMA
Insured , Mandatory Put , 3.35% , 10/01/26 ................................ 2,250,000 2,254,907
b
Florida Local Government Finance Commission , BridgePrep Academy, Inc. Obligated
Group , Revenue , 144A, 2025 A , 6% , 6/15/45 ............................. 1,750,000 1,816,588
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 4.5% , 5/01/31 ............... 235,000 237,658
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 4.375% , 5/01/35 ................................... 175,000 177,179
Greater Orlando Aviation Authority , Revenue, Sub. Lien , 2017 A , 5% , 10/01/35 ..... 7,500,000 7,665,329
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 1,375,000 1,376,296
Harmony on Lake Eloise Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.45% , 11/01/45 .................................... 675,000 685,140
Hillsborough County Housing Finance Authority , Tampa 47th Street Apartments LLC ,
Revenue , 2025 A , FNMA Insured , 5% , 12/01/42 ........................... 3,075,000 3,235,891
Ibis Landing Community Development District , Special Assessment , 2025 , 5.875% ,
6/15/55 ......................................................... 720,000 737,690
JEA Water & Sewer System ,
Revenue , 2025 A , Refunding , 5% , 10/01/42 .............................. 3,265,000 3,602,334
Revenue , 2025 A , Refunding , 5% , 10/01/43 .............................. 7,300,000 8,000,581
Revenue , 2025 A , Refunding , 5% , 10/01/44 .............................. 9,000,000 9,789,793
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/45 ................................... 1,375,000 1,436,685
Lakes of Sarasota Community Development District , Assessments , Special
Assessment , 2024 A , 5.3% , 5/01/44 .................................... 325,000 328,399
b
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.375% , 5/01/45 ............................... 1,325,000 1,351,297
Lakewood Ranch Stewardship District ,
Assessments , Special Assessment , 2023 , 5.45% , 5/01/33 ................... 2,660,000 2,862,758
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. 1,245,000 1,356,365
Assessments , Special Assessment , 2024 , 4.5% , 5/01/31 .................... 535,000 546,294
Northeast Sector Phase 1A , Special Assessment , 2018 , 5% , 5/01/38 ........... 1,175,000 1,191,747
Northeast Sector Phase 1B , Special Assessment , 2018 , 5.45% , 5/01/48 ......... 1,930,000 1,947,017
Southeast , Special Assessment , 2025 , 5.5% , 5/01/40 ....................... 1,335,000 1,445,497
Southeast , Special Assessment , 2025 , 5.8% , 5/01/45 ....................... 565,000 604,677
Villages Lakewood Ranch South , Special Assessment , 2016 , 5.125% , 5/01/46 .... 830,000 830,040
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-1 , 4.75% , 11/15/29 ........................................... 1,300,000 1,304,288
LTC Ranch West Residential Community Development District , Assessment Area 4 ,
Special Assessment , 2024-AA4 , Refunding , 5.375% , 5/01/44 ................. 500,000 503,597
Madeira Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , Refunding , 5% , 5/01/35 ........ 320,000 340,757
Assessment Area 1 , Special Assessment , 2025 , Refunding , 5% , 5/01/39 ........ 575,000 614,692

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Madeira Community Development District, (continued)
Assessment Area 2 , Special Assessment , 2025 , 4.7% , 5/01/35 ................ $ 860,000 $ 873,450
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 5/01/45 ................ 460,000 466,889
Assessment Area 2 , Special Assessment , 2025 , 5.8% , 5/01/55 ................ 1,570,000 1,570,050
Miami-Dade County Educational Facilities Authority ,
University of Miami , Revenue , 2026 , 5% , 4/01/40 .......................... 2,500,000 2,784,895
University of Miami , Revenue , 2026 , 5% , 4/01/41 .......................... 2,500,000 2,764,524
University of Miami , Revenue , 2026 , 5% , 4/01/42 .......................... 3,000,000 3,293,661
University of Miami , Revenue , 2026 , 5% , 4/01/43 .......................... 3,875,000 4,223,535
University of Miami , Revenue , 2026 , 5% , 4/01/44 .......................... 3,000,000 3,236,005
a
Miami-Dade County Housing Finance Authority , St. Mary Towers Apartments LLLP ,
Revenue , 2024 , Mandatory Put , 3.4% , 10/01/26 ........................... 1,750,000 1,750,608
Miromar Lakes Community Development District , Special Assessment , 2025 ,
Refunding , 5% , 5/01/35 ............................................. 1,500,000 1,617,177
b
New Port Corners Community Development District , Special Assessment , 144A, 2025 ,
5.2% , 6/15/45 .................................................... 410,000 413,881
b
Normandy Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.3% , 5/01/44 ........................................... 1,465,000 1,469,085
b,f
Northlake Stewardship District , Special Assessment , 144A, 2026 , 5.35% , 5/01/46 ... 695,000 695,075
Orlando Utilities Commission , Revenue , 2024 A , 5% , 10/01/46 ................. 2,500,000 2,660,498
Palermo Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 4.375% , 6/15/32 .............................................. 250,000 253,623
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2016 ,
Refunding , 5% , 11/15/32 ........................................... 2,000,000 2,015,574
Lifespace Communities, Inc. Obligated Group , Revenue , 2026 B , 5.125% , 5/15/46 . 600,000 603,093
Palm Beach County Housing Finance Authority , SP Field LLC , Revenue , 2026 A ,
FHLMC Insured , 4.55% , 2/01/44 ...................................... 5,845,000 5,817,453
Palm Gate Community Development District , Special Assessment , 2025 , 5.3% , 6/15/45 650,000 664,887
Parkside Trails Community Development District , 2025 Project Area , Special
Assessment , 2025 , 5.3% , 5/01/45 ..................................... 650,000 657,105
Parrish Lakes Community Development District , Assessment Area 3 , Special
Assessment , 2024 , 5.5% , 5/01/44 ..................................... 565,000 577,737
Peace Creek Village Community Development District , Special Assessment , 2024 ,
5.5% , 5/01/44 .................................................... 500,000 514,695
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/29 ......... 1,495,000 1,523,600
b
Pioneer Ranch Community Development District , Special Assessment , 144A, 2024 ,
5% , 5/01/44 ...................................................... 550,000 536,057
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.45% , 6/15/45 .............................. 600,000 620,274
b
River Hall Community Development District , Assessment Area 5 , Special Assessment ,
144A, 2024 , 5.35% , 5/01/44 .......................................... 800,000 812,614
Rivers Edge III Community Development District , Assessments , Special Assessment ,
2025 , 5.75% , 5/01/45 ............................................... 450,000 468,966
b
Riverwalk Community Development District , Special Assessment , 144A, 2025 A , 5.3% ,
5/01/45 ......................................................... 500,000 507,809
Saltleaf Community Development District , Assessments , Special Assessment , 2026 ,
5.7% , 5/01/46 .................................................... 575,000 584,715
Six Mile Creek Community Development District , 2024 Project Area , Special
Assessment , 2024 , 5.1% , 5/01/44 ..................................... 500,000 501,063
b
Somerset Bay Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2026 , 5.45% , 5/01/46 ............................... 630,000 630,562
South Broward Hospital District ,
Obligated Group , Revenue , 2016 , Refunding , 3% , 5/01/34 ................... 1,190,000 1,128,789
Obligated Group , Revenue , 2016 A , Refunding , 4% , 5/01/44 ................. 770,000 714,857

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/29 $ 215,000 $ 214,059
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/30 195,000 193,509
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/31 200,000 197,456
b
Starling Community Development District , Special Assessment , 144A, 2025 , 4.5% ,
5/01/35 ......................................................... 1,990,000 1,978,406
Stonegate Preserve Community Development District , Special Assessment , 2025 ,
5.875% , 6/15/55 ................................................... 850,000 865,780
Sunbridge Stewardship District , Del Webb Phase 2D/3 Assessment Area , Special
Assessment , 2026 , 5.3% , 5/01/46 ..................................... 835,000 838,970
Terra Lago Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.4% , 5/01/45 ................................................ 2,000,000 2,015,778
Tolomato Community Development District , Assessment Area , Special Assessment ,
2024 , 4.1% , 5/01/31 ................................................ 685,000 688,871
Tranquility Community Development District , Special Assessment , 2025 , 5.3% , 5/01/45 1,930,000 1,935,657
b
Varrea South Community Development District , Special Assessment , 144A, 2025 ,
5.875% , 5/01/55 ................................................... 465,000 476,403
b
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 3.75% , 5/01/29 ......................... 500,000 502,057
Special Assessment , 144A, 2024 , 4% , 5/01/34 ............................ 495,000 497,885
Special Assessment , 144A, 2024 , 4.2% , 5/01/39 .......................... 1,000,000 987,339
Phase I , Special Assessment , 144A, 2023 , 4.375% , 5/01/33 .................. 990,000 1,017,775
Phase I , Special Assessment , 144A, 2023 , 4.85% , 5/01/38 ................... 990,000 1,019,240
Vivid Shores Community Development District , Special Assessment , 2025 , 5.3% ,
5/01/45 ......................................................... 1,000,000 1,015,617
Waterford Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.2% , 5/01/44 ................................................ 395,000 398,269
Waterset South Community Development District ,
b
Assessment Area , Special Assessment , 144A, 2025 , 5.5% , 5/01/45 ............ 700,000 723,647
Assessment Area , Special Assessment , 2026 , 5.3% , 5/01/46 ................. 475,000 478,730
West Villages Improvement District , Unit Development No. 11 Assessment Area 1 ,
Special Assessment , 2025 , 4.75% , 5/01/32 .............................. 2,000,000 1,989,729
Woodcreek Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 4.35% , 5/01/32 ............... 200,000 201,170
Assessment Area 2 , Special Assessment , 2025 , 5.35% , 5/01/45 ............... 575,000 578,316
b
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 4.3% , 5/01/32 ................................ 250,000 251,835
Yarborough Lane Community Development District , Special Assessment , 2024 , 5.35% ,
5/01/44 ......................................................... 780,000 790,153
230,194,437
Georgia 3.0%
b
Atlanta Development Authority (The) ,
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5% , 7/01/35 ............. 725,000 751,771
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5.25% , 7/01/40 ........... 2,300,000 2,380,518
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/45 ............. 1,075,000 1,133,888
Atlanta Urban Residential Finance Authority , Auburn Square LLC , Revenue , 2025 A ,
FNMA Insured , 4.75% , 8/01/44 ........................................ 3,180,000 3,250,604
City of Atlanta , Water & Wastewater , Revenue , 2015 , Refunding , 5% , 11/01/40 ..... 8,720,000 8,732,576
DeKalb County Housing Authority , Revenue , 2023 A , 4% , 12/01/33 .............. 4,500,000 4,551,378
b
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue,
Second Tier , 144A, 2021 B , 3.625% , 1/01/31 ............................. 4,000,000 3,879,029
Main Street Energy, Inc. , Revenue , 2025 D , 5% , 12/01/33 ..................... 25,000,000 26,320,798
a
Main Street Natural Gas, Inc. ,
Revenue , 2019 C , Mandatory Put , 4% , 9/01/26 ........................... 820,000 822,232
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 1,500,000 1,521,700

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
a
Main Street Natural Gas, Inc., (continued)
b
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... $ 5,000,000 $ 4,997,170
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 5,000,000 5,335,701
Revenue , 2024 B , Mandatory Put , 5% , 3/01/32 ............................ 2,500,000 2,691,135
Revenue , 2025 A , Mandatory Put , 5% , 6/01/32 ............................ 3,000,000 3,225,167
Municipal Electric Authority of Georgia ,
Revenue , 2024 A , Refunding , 5% , 1/01/40 ............................... 850,000 924,077
Revenue , 2024 A , Refunding , 5% , 1/01/42 ............................... 1,050,000 1,124,217
Revenue , 2024 A , Refunding , 5% , 1/01/43 ............................... 1,250,000 1,329,664
72,971,625
Hawaii 0.2%
a
City & County of Honolulu , Komohale Maunakea Venture LP , Revenue , 2023 ,
Mandatory Put , 5% , 6/01/26 .......................................... 5,000,000 5,007,470
Illinois 5.6%
Board of Trustees of the University of Illinois (The) ,
Health Services Facilities System , Revenue , 2023 , Refunding , 5.5% , 10/01/39 .... 380,000 417,878
University of Illinois Health Services Facilities System , Revenue , 2023 , Refunding ,
5.5% , 10/01/41 .................................................. 1,660,000 1,811,760
Chicago Board of Education ,
GO , 2017 G , Refunding , 5% , 12/01/44 .................................. 825,000 784,809
GO , 2021 A , 5% , 12/01/34 ........................................... 2,705,000 2,752,705
GO , 2025 B , Refunding , 5% , 12/01/40 .................................. 1,000,000 989,532
GO , 2025 B , Refunding , 6% , 12/01/43 .................................. 500,000 533,696
GO , 2025 B , Refunding , 6% , 12/01/44 .................................. 5,000,000 5,291,369
GO , 2025 C , Refunding , 5.5% , 12/01/45 ................................. 6,500,000 6,553,373
Chicago Midway International Airport ,
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.75% , 1/01/41 ........ 500,000 552,544
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.75% , 1/01/42 ........ 1,000,000 1,099,452
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.75% , 1/01/43 ........ 1,250,000 1,367,281
Chicago O'Hare International Airport , Revenue, Senior Lien , 2024 A , 5.5% , 1/01/44 .. 2,000,000 2,175,828
Chicago Park District , GO , 2024 A , 5% , 1/01/47 ............................. 1,500,000 1,546,856
City of Chicago ,
GO , 2021 A , Refunding , 4% , 1/01/36 ................................... 1,000,000 956,366
GO , 2023 A , 5% , 1/01/35 ............................................ 3,000,000 3,094,318
GO , 2025 A , BAM Insured , 6% , 1/01/46 ................................. 8,500,000 9,319,281
GO , 2025 E , 6% , 1/01/42 ............................................ 1,750,000 1,925,228
GO , 2025 E , BAM Insured , 6% , 1/01/43 ................................. 1,790,000 2,029,668
GO , 2025 E , 6% , 1/01/45 ............................................ 2,000,000 2,152,401
GO , 2026 A , 5.879% , 1/01/31 ......................................... 5,000,000 5,022,904
GO , 2026 A , 6.226% , 1/01/32 ......................................... 6,000,000 6,071,556
Illinois Finance Authority ,
a
Revenue , 2020 , Refunding , Mandatory Put , 3.875% , 9/01/28 ................. 2,250,000 2,287,998
b
Acero Charter Schools, Inc. Obligated Group , Revenue , 144A, 2021 , Refunding , 4% ,
10/01/32 ....................................................... 685,000 675,263
b
Acero Charter Schools, Inc. Obligated Group , Revenue , 144A, 2021 , Refunding , 4% ,
10/01/33 ....................................................... 1,060,000 1,037,317
b
Acero Charter Schools, Inc. Obligated Group , Revenue , 144A, 2021 , Refunding , 4% ,
10/01/34 ....................................................... 445,000 432,224
a,b
Centerpoint Joliet Terminal Railroad LLC , Revenue , 144A, 2012 , Mandatory Put ,
4.8% , 7/02/35 ................................................... 5,000,000 5,175,320
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/47 ......................... 500,000 471,431
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/50 ......................... 460,000 425,809
b
Navy Pier, Inc. Obligated Group , Revenue , 144A, 2024 B , Refunding , 5% , 10/01/34 2,000,000 2,093,344

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
b
Navy Pier, Inc. Obligated Group , Revenue , 144A, 2024 B , Refunding , 5.25% ,
10/01/39 ....................................................... $ 1,350,000 $ 1,427,865
Rosalind Franklin University of Medicine and Science , Revenue , 2017 A , Refunding ,
5% , 8/01/31 .................................................... 400,000 405,697
b
Rosalind Franklin University of Medicine and Science , Revenue , 144A, 2025 , 5.25% ,
8/01/35 ........................................................ 12,475,000 13,009,808
University of Illinois , Revenue , 2023 B , 5.5% , 10/01/57 ...................... 5,245,000 5,405,693
Illinois Housing Development Authority , Revenue , 2017 A , GNMA Insured ,
3.125% , 2/01/47 ................................................... 10,724,854 9,715,181
Illinois State Toll Highway Authority ,
Revenue , 2015 A , 5% , 1/01/40 ........................................ 12,850,000 12,878,093
Revenue , 2015 B , 5% , 1/01/40 ........................................ 10,000,000 10,021,864
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2017 B , Refunding , 5% , 12/15/33 ................... 300,000 307,083
Northern Illinois University , COP , 2024 , BAM Insured , 5.5% , 4/01/49 ............. 2,250,000 2,337,222
St. Clair County Community Unit School District No. 187 Cahokia ,
GO , 2024 A , AG Insured , 5% , 1/01/40 .................................. 325,000 347,405
GO , 2024 A , AG Insured , 5% , 1/01/41 .................................. 400,000 425,136
GO , 2024 A , AG Insured , 5% , 1/01/42 .................................. 475,000 501,894
GO , 2024 A , AG Insured , 5% , 1/01/43 .................................. 500,000 525,244
GO , 2024 A , AG Insured , 5% , 1/01/44 .................................. 260,000 271,288
GO , 2024 B , AG Insured , 5% , 1/01/40 .................................. 210,000 226,639
GO , 2024 B , AG Insured , 5% , 1/01/41 .................................. 210,000 224,339
GO , 2024 B , AG Insured , 5% , 1/01/42 .................................. 225,000 238,650
GO , 2024 B , AG Insured , 5% , 1/01/43 .................................. 1,350,000 1,423,587
State of Illinois ,
GO , 2016 , 4% , 1/01/31 ............................................. 695,000 695,422
GO , 2016 , 4.125% , 11/01/31 ......................................... 830,000 832,176
GO , 2016 , 5% , 11/01/34 ............................................. 1,650,000 1,662,046
GO , 2016 , 5% , 1/01/41 ............................................. 340,000 340,214
GO , 2016 , 5% , 11/01/41 ............................................. 600,000 602,337
University of Illinois , Health Services Facilities System , Revenue , 2023 ,
Refunding , 5.5% , 10/01/40 ........................................... 605,000 662,221
Village of Romeoville ,
Lewis University , Revenue , 2015 , Refunding , 5% , 10/01/26 .................. 500,000 500,164
Lewis University , Revenue , 2015 , Refunding , 5% , 10/01/27 .................. 860,000 860,364
Lewis University , Revenue , 2015 , Refunding , 5% , 10/01/29 .................. 975,000 975,374
135,870,517
Indiana 0.5%
Indiana Finance Authority ,
Board of Directors for Department of Public Utilities of City of Indianapolis , Revenue,
First Lien , 2025 A , Refunding , 5.5% , 10/01/55 ........................... 4,025,000 4,239,543
City of Indianapolis Department of Public Utilities Thermal Energy System , Revenue,
First Lien , 2025 A , Refunding , 5.5% , 10/01/50 ........................... 1,500,000 1,590,771
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/38 ....... 500,000 558,049
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/40 ....... 615,000 679,262
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/41 ....... 1,000,000 1,100,768
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/42 ....... 1,350,000 1,477,660
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 A , 4.3% , 5/01/29 ... 750,000 760,248
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.25% , 5/01/45 .. 1,000,000 1,020,215
Indianapolis Local Public Improvement Bond Bank , City of Indianapolis , Revenue , 2019
A , 5% , 2/01/44 .................................................... 1,175,000 1,212,648
12,639,164

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa 0.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/46 ........................................................ $ 1,150,000 $ 998,501
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 915,000 943,453
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 4.5% , 10/01/35 ... 750,000 754,869
2,696,823
Kansas 0.2%
Johnson & Miami Counties ,
Unified School District No. 230 Spring Hills , GO , 2025 , Refunding , AG Insured , 6% ,
9/01/43 ........................................................ 1,600,000 1,845,123
Unified School District No. 230 Spring Hills , GO , 2025 , Refunding , AG Insured , 6% ,
9/01/44 ........................................................ 1,575,000 1,807,858
Unified School District No. 230 Spring Hills , GO , 2025 , Refunding , AG Insured , 6% ,
9/01/45 ........................................................ 1,650,000 1,878,855
5,531,836
Kentucky 3.0%
City of Columbia , Lindsey Wilson College, Inc. , Revenue , 2019 , Refunding , 5% ,
12/01/33 ........................................................ 3,000,000 3,030,383
a
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put ,
4.7% , 6/01/27 .................................................... 5,000,000 5,051,597
Kentucky Economic Development Finance Authority ,
KentuckyWired Infrastructure Co., Inc. , Revenue, Senior Lien , 2015 A , 5% , 7/01/30 2,080,000 2,082,850
Masonic Homes of Kentucky, Inc. Obligated Group , Revenue , 2016 A , Refunding ,
5% , 5/15/51 .................................................... 1,500,000 1,195,913
Kentucky Public Energy Authority ,
a
Revenue , 2024 A , Mandatory Put , 5% , 7/01/30 ............................ 5,750,000 6,037,387
a
Revenue , 2024 B , Refunding , Mandatory Put , 5% , 8/01/32 ................... 3,750,000 3,977,286
a
Revenue , 2025 A , Refunding , Mandatory Put , 5.25% , 12/01/29 ................ 11,710,000 12,392,357
Revenue , 2025 B , 5% , 12/01/33 ....................................... 21,235,000 21,665,881
Louisville/Jefferson County Metropolitan Government ,
a
Louisville Gas and Electric Co. , Revenue , 2005 A , Mandatory Put , 1.75% , 7/01/26 . 5,000,000 4,982,379
Norton Healthcare Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/31 .. 2,750,000 2,767,766
Norton Healthcare Obligated Group , Revenue , 2023 A , Refunding , 5% , 10/01/41 .. 4,700,000 5,008,378
University of Kentucky ,
Revenue , 2024 , 5% , 10/01/41 ........................................ 1,475,000 1,602,424
Revenue , 2024 , 5% , 10/01/42 ........................................ 1,850,000 1,997,139
71,791,740
Louisiana 0.2%
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Christwood Obligated Group , Revenue , 144A, 2024 , Refunding , 4.25% , 11/15/30 .. 895,000 899,277
Christwood Obligated Group , Revenue , 144A, 2024 , Refunding , 5% , 11/15/37 .... 1,900,000 1,964,337
Louisiana Public Facilities Authority , Loyola University New Orleans , Revenue , 2021 ,
Refunding , 4% , 10/01/40 ............................................ 1,570,000 1,435,478
4,299,092
Maryland 0.7%
City of Baltimore , Wastewater Utility Fund , Revenue, Sub. Lien , 2014 C , 5% , 7/01/39 6,500,000 6,503,453
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2018 A , Refunding ,
5% , 1/01/36 ...................................................... 300,000 303,553

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
County of Frederick ,
b
Mount St. Mary's University, Inc. , Revenue , 144A, 2017 A , Refunding , 5% , 9/01/27 . $ 1,400,000 $ 1,402,121
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.25% ,
7/01/29 ........................................................ 735,000 725,578
Maryland Economic Development Corp. ,
City of Baltimore Port Covington Development District , Tax Allocation , 2020 , 3.25% ,
9/01/30 ........................................................ 1,185,000 1,149,751
City of Baltimore Port Covington Development District , Tax Allocation , 2020 , 4% ,
9/01/40 ........................................................ 4,530,000 4,166,714
PRG-Towson Place Properties LLC , Revenue, Senior Lien , 2024 A-1 , Refunding , 5% ,
6/01/38 ........................................................ 460,000 483,199
PRG-Towson Place Properties LLC , Revenue, Senior Lien , 2024 A-1 , Refunding , 5% ,
6/01/39 ........................................................ 500,000 521,471
Maryland Health & Higher Educational Facilities Authority , Stevenson University, Inc. ,
Revenue , 2021 A , Refunding , 4% , 6/01/34 ............................... 250,000 248,160
Montgomery County Housing Opportunities Commission , Multi-family Housing ,
Revenue , 2012 A , 3.75% , 7/01/32 ..................................... 1,500,000 1,500,567
17,004,567
Massachusetts 0.8%
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/37 ........................... 750,000 836,195
Bentley University , Revenue , 2025 , 5% , 7/01/39 ........................... 1,100,000 1,212,133
Bentley University , Revenue , 2025 , 5% , 7/01/41 ........................... 1,100,000 1,196,286
Bentley University , Revenue , 2025 , 5% , 7/01/45 ........................... 1,225,000 1,295,164
Boston Medical Center Corp. Obligated Group , Revenue , 2015 D , 4% , 7/01/45 .... 625,000 562,159
b
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/44 .................. 1,500,000 1,524,142
Emerson College , Revenue , 2025 , Refunding , 5% , 1/01/28 .................. 1,150,000 1,179,151
Lasell University , Revenue , 2021 , Refunding , 4% , 7/01/40 ................... 7,515,000 6,892,265
Lasell University , Revenue , 2021 , Refunding , 4% , 7/01/45 ................... 1,650,000 1,435,314
Seven Hills Foundation Obligated Group , Revenue , 2025 , Refunding , 6% , 9/01/45 . 1,000,000 1,115,759
Simmons University , Revenue , K-1 , Refunding , 5% , 10/01/26 ................. 950,000 949,967
Simmons University , Revenue , K-1 , Refunding , 5% , 10/01/27 ................. 1,150,000 1,150,003
19,348,538
Michigan 1.9%
City of Detroit ,
GO , 2020 , 5.5% , 4/01/34 ............................................ 660,000 709,829
GO , 2023 B , 6.844% , 5/01/28 ......................................... 295,000 298,753
GO , B-1 , 4% , 4/01/44 ............................................... 4,450,496 3,560,980
County of Genesee ,
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/37 ......... 750,000 841,562
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/38 ......... 585,000 651,824
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/39 ......... 800,000 886,153
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 17,430,000 18,008,155
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , Refunding , 5.75% , 11/01/45 ...................... 2,000,000 2,026,499
Kalamazoo Public Schools ,
GO , 2023 I , AG Insured , 5% , 5/01/45 ................................... 885,000 936,425
GO , 2023 I , AG Insured , 5% , 5/01/48 ................................... 820,000 849,408
Kentwood Economic Development Corp. , Holland Home Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/37 ....................................... 1,000,000 1,002,574

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority ,
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 4% ,
11/15/46 ....................................................... $ 6,995,000 $ 6,273,433
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/27 ........................................................ 45,000 44,920
McLaren Health Care Corp. Obligated Group , Revenue , 2019 A , BAM Insured , 4% ,
2/15/47 ........................................................ 1,725,000 1,565,072
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.25% , 2/29/40 ........... 500,000 540,359
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.25% , 2/28/41 ........... 550,000 590,140
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.25% , 2/28/42 ........... 625,000 666,726
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.25% , 2/28/43 ........... 800,000 848,923
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 750,000 787,079
Michigan State University , Revenue , 2019 B , 5% , 2/15/44 ..................... 3,000,000 3,094,454
Michigan Strategic Fund , Holland Home Obligated Group , Revenue , 2019 , Refunding ,
5% , 11/15/34 ..................................................... 1,900,000 1,947,329
46,130,597
Minnesota 1.6%
City of Ham Lake , DaVinci Academy of Arts and Science , Revenue , 2016 A , 5% ,
7/01/47 ......................................................... 2,000,000 1,666,588
City of Minneapolis ,
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/33 ....................................................... 3,410,000 3,515,156
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AG Insured ,
5% , 11/15/36 ................................................... 4,835,000 5,014,211
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/36 ....................................................... 1,050,000 1,075,420
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 7,575,000 7,633,442
Duluth Economic Development Authority , Benedictine Health System Obligated Group ,
Revenue , 2021 A , Refunding , 4% , 7/01/31 ............................... 625,000 609,996
Housing & Redevelopment Authority of The City of St. Paul Minnesota , Hmong College
Prep Academy , Revenue , 2016 A , Refunding , 5.5% , 9/01/36 .................. 3,000,000 3,008,728
Minnesota Health & Education Facilities Authority , Augsburg University , Revenue , 2016
A , 5% , 5/01/46 .................................................... 750,000 518,317
Minnesota Municipal Gas Agency , Revenue , 2026 A , 5% , 9/01/35 ............... 14,000,000 14,557,371
St. Paul Port Authority , District Energy St. Paul Obligated Group , Revenue , 2023-4 ,
5.25% , 10/01/42 ................................................... 1,000,000 1,042,245
38,641,474
Mississippi 0.1%
County of Warren , International Paper Co. , Revenue , 2018 , Refunding , 4% , 9/01/32 . 3,250,000 3,327,001
Missouri 1.3%
City of St. Louis , Airport , Revenue , 2022 A , Refunding , 5% , 7/01/30 .............. 1,430,000 1,528,344
Health & Educational Facilities Authority of the State of Missouri ,
Mercy Health , Revenue , 2015 B , Refunding , 5% , 2/01/33 .................... 2,025,000 2,027,705
Mercy Health , Revenue , 2023 , 5.5% , 12/01/40 ............................ 1,100,000 1,233,993
Mercy Health , Revenue , 2023 , 5.5% , 12/01/41 ............................ 2,100,000 2,339,845
b
Missouri Baptist College , Revenue , 144A, 2025 , Refunding , 4.5% , 10/01/30 ...... 500,000 498,163
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
5% , 5/01/28 .................................................... 1,775,000 1,817,385
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/37 .................................................... 2,600,000 2,473,417
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/39 .................................................... 3,750,000 3,542,791
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/40 .................................................... 625,000 587,381

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/43 .................................................... $ 1,750,000 $ 1,628,058
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/38 .................................................... 1,440,000 1,366,217
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/39 .................................................... 1,250,000 1,180,930
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/45 .................................................... 1,280,000 1,180,546
Kansas City Industrial Development Authority ,
City of Kansas City Airport , Revenue , 2019 A , 5% , 3/01/35 ................... 5,000,000 5,188,809
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/32 ................... 1,000,000 1,043,155
City of Kansas City Airport , Revenue , 2020 A , 5% , 3/01/30 ................... 1,540,000 1,639,055
Plaza at Noah's Ark Community Improvement District , Revenue , 2021 , Refunding , 3% ,
5/01/26 ......................................................... 275,000 275,000
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 715,000 699,677
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,300,000 2,254,935
32,505,406
Montana 0.1%
City of Forsyth , NorthWestern Corp. , Revenue , 2023 , Refunding , 3.875% , 7/01/28 ... 2,200,000 2,233,947
Nebraska 0.8%
Omaha Public Power District ,
Revenue , 2021 A , 5% , 2/01/46 ........................................ 5,000,000 5,227,463
Revenue , 2024 C , 5% , 2/01/43 ........................................ 4,500,000 4,902,817
Revenue , 2024 C , 5% , 2/01/44 ........................................ 5,415,000 5,870,839
Revenue , 2024 D , Refunding , 5% , 2/01/43 ............................... 2,300,000 2,505,884
18,507,003
Nevada 1.7%
City of Las Vegas ,
Special Improvement District No. 818 , Special Assessment , 2024 , 5% , 12/01/39 ... 1,000,000 1,047,975
Special Improvement District No. 818 , Special Assessment , 2024 , 5% , 12/01/44 ... 935,000 955,331
County of Humboldt ,
Sierra Pacific Power Co. , Revenue , 2016 A , Refunding , 3.55% , 10/01/29 ........ 2,000,000 2,033,287
Sierra Pacific Power Co. , Revenue , 2016 B , Refunding , 3.55% , 10/01/29 ........ 1,310,000 1,331,803
a
County of Washoe ,
Sierra Pacific Power Co. , Revenue , 2016 B , Refunding , Mandatory Put , 3.625% ,
10/01/29 ....................................................... 3,000,000 3,031,933
Sierra Pacific Power Co. , Revenue , 2016 G , Refunding , Mandatory Put , 3.625% ,
10/01/29 ....................................................... 1,000,000 1,010,644
Las Vegas Convention & Visitors Authority ,
d
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2018 B , 5% ,
7/01/43 ........................................................ 9,660,000 9,914,148
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/39 ........................................................ 760,000 828,661
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/40 ........................................................ 1,550,000 1,686,808
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/41 ........................................................ 1,000,000 1,084,631
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/42 ........................................................ 1,200,000 1,295,924

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Las Vegas Convention & Visitors Authority, (continued)
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/43 ........................................................ $ 1,205,000 $ 1,292,120
Reno-Tahoe Airport Authority ,
Revenue , 2024 A , 5.25% , 7/01/39 ..................................... 1,000,000 1,095,849
Revenue , 2024 A , 5.25% , 7/01/40 ..................................... 1,000,000 1,088,381
Revenue , 2024 B , 5% , 7/01/44 ........................................ 1,100,000 1,161,914
State of Nevada , GO , 2026 A , 5% , 5/01/38 ................................ 10,400,000 11,841,775
40,701,184
New Hampshire 2.0%
New Hampshire Business Finance Authority ,
a
Revenue , 2024-1 , A , Mandatory Put , 4.15% , 10/01/34 ...................... 3,470,979 3,478,458
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... 1,050,000 1,036,877
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.125% , 8/01/40 .. 2,605,000 2,634,762
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.75% , 8/01/45 ... 1,770,000 1,801,785
National Finance Authority , Revenue , 2020-1 , A , 4.125% , 1/20/34 .............. 2,474,143 2,511,162
National Finance Authority , Revenue , 2024-1 , A , 4.25% , 7/20/41 ............... 2,924,365 2,920,737
National Finance Authority , Revenue , 2024-2 , A , 3.625% , 8/20/39 .............. 7,681,325 7,302,759
c
National Finance Authority , Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ........ 3,954,588 3,864,298
c
National Finance Authority , Revenue , FRN , 2025-1 , A-1 , 3.922% , 1/20/41 ........ 9,653,512 9,453,135
National Finance Authority , Revenue , 2026-1 , A-1 , 4.25% , 7/20/41 ............. 3,750,000 3,667,452
c
National Finance Authority , Revenue , FRN , 2025-3 , A-2 , 4.493% , 2/20/41 ........ 4,983,408 4,945,926
National Finance Authority , Revenue , 2026-1 , A-2 , 4.25% , 7/20/41 ............. 1,500,000 1,398,067
c
National Finance Authority , Revenue, Sub. Lien , FRN , 2024-4 , B-CA , 3.581% ,
7/20/40 ........................................................ 500,000 450,343
New Hampshire Health and Education Facilities Authority Act , Southern New
Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/37 .... 2,000,000 2,006,559
47,472,320
New Jersey 0.4%
a
New Jersey Economic Development Authority ,
New Jersey-American Water Co., Inc. , Revenue , 2019 A , Refunding , Mandatory Put ,
2.2% , 12/03/29 .................................................. 3,500,000 3,320,875
New Jersey-American Water Co., Inc. , Revenue , 2020 B , Refunding , Mandatory Put ,
3.75% , 6/01/28 .................................................. 3,000,000 3,018,188
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2023
A , Refunding , 4.25% , 6/15/40 ......................................... 2,000,000 2,017,414
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 4.25% , 7/01/33 ....................................... 515,000 522,781
8,879,258
New Mexico 0.1%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 2,000,000 1,745,346
City of Santa Fe , El Castillo Retirement Residences Obligated Group , Revenue , 2012 ,
5% , 5/15/42 ...................................................... 985,000 984,936
2,730,282
New York 8.9%
Albany Capital Resource Corp. , Empire Commons Student Housing, Inc. , Revenue ,
2016 A , Refunding , 5% , 5/01/26 ....................................... 400,000 400,000
Build NYC Resource Corp. ,
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 960,000 943,974
b
East Harlem Scholars Academy Charter School Obligated Group , Revenue , 144A,
2022 , 5% , 6/01/32 ................................................ 375,000 381,675

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Build NYC Resource Corp., (continued)
Global Community Charter School , Revenue , 2022 A , 4% , 6/15/32 ............. $ 500,000 $ 476,161
Grand Concourse Acadmey Charter School , Revenue , 2022 A , 3.4% , 7/01/27 .... 130,000 129,569
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/44 ...................... 1,265,000 1,365,137
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/50 ...................... 1,000,000 1,037,314
b
Unity Preparatory Charter School of Brooklyn , Revenue , 144A, 2023 A , 5% , 6/15/33 665,000 699,722
City of New York ,
GO , 2024 D , 5.5% , 4/01/48 .......................................... 16,025,000 17,170,949
GO , 2024 D , 5.5% , 4/01/49 .......................................... 1,000,000 1,066,453
GO , 2025 C-1 , 5.25% , 9/01/45 ........................................ 1,465,000 1,585,152
GO , 2025 C-1 , 5.25% , 9/01/46 ........................................ 20,000,000 21,363,938
Dutchess County Local Development Corp. , Culinary Institute of America (The) ,
Revenue , 2018 , Refunding , 5% , 7/01/34 ................................. 500,000 514,073
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2023 A , 5% ,
3/15/44 ......................................................... 5,000,000 5,384,655
Monroe County Industrial Development Corp. , Andrews Terrace Community Partners
LP , Revenue , 2023 A , FNMA Insured , 4.72% , 1/01/44 ....................... 5,000,000 5,080,249
New York City Housing Development Corp. ,
Revenue , 2016 C-1-A , 3.4% , 11/01/47 .................................. 375,000 313,343
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 765,000 627,165
a
Revenue , 2022 F-2-B , FHA Insured , Mandatory Put , 3.4% , 12/22/26 ............ 12,750,000 12,754,361
a
Revenue , 2023 A-2 , Mandatory Put , 3.7% , 12/30/27 ........................ 10,000,000 10,002,536
8 Spruce NY Owner LLC , Revenue , 2024 , B , Refunding , 6.033% , 12/15/31 ...... 500,000 510,001
8 Spruce NY Owner LLC , Revenue , 2024 , E , Refunding , 4.375% , 12/15/31 ...... 1,750,000 1,781,195
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 7,085,000 7,301,027
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2024 AA-3 , Refunding , 5% , 6/15/43 .......... 1,800,000 1,957,775
Water & Sewer System , Revenue, Sub. Lien , 2022 EE , Refunding , 5% , 6/15/45 ... 2,730,000 2,888,232
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2025 H-1 , 5% , 11/01/44 ..................... 5,000,000 5,418,613
Future Tax Secured , Revenue , 2026 A-1 , 5.25% , 5/01/46 .................... 2,000,000 2,165,071
New York Liberty Development Corp. , 7 World Trade Center II LLC , Revenue , 2022 A ,
1 , Refunding , 3% , 9/15/43 ........................................... 7,915,000 6,601,334
New York State Dormitory Authority ,
d
Cornell University , Revenue , 2024 A , Refunding , 5.5% , 7/01/54 ............... 10,000,000 10,799,738
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5.5% , 7/01/36 .......... 1,720,000 1,926,949
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 9,180,000 9,457,585
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/44 ......... 3,000,000 3,276,910
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/45 ......... 3,750,000 4,053,209
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/46 ......... 4,465,000 4,768,439
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,700,000 3,789,564
New York State Housing Finance Agency ,
Revenue , 2016 C , GNMA Insured , 3.05% , 11/01/36 ........................ 1,500,000 1,381,695
Revenue , 2023 C-1 , 4.5% , 11/01/43 .................................... 1,000,000 1,016,989
a
State of New York Personal Income Tax , Revenue , 2024 A-2 , Mandatory Put , 3.35% ,
6/15/29 ........................................................ 4,000,000 4,010,351
a
State of New York Personal Income Tax , Revenue , 2024 A-2 , Mandatory Put , 3.45% ,
12/15/30 ....................................................... 2,480,000 2,501,747
a
West 38TH Street LLC , Revenue , 2014 A , FHLMC Insured , Mandatory Put , 3.57% ,
11/01/31 ....................................................... 1,000,000 1,005,777
New York State Thruway Authority , State of New York Personal Income Tax , Revenue ,
2022 C , 5% , 3/15/53 ............................................... 4,000,000 4,111,487
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2021 , Refunding , 2.25% , 8/01/26 ............ 50,000 49,904

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... $ 3,210,000 $ 3,354,259
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 4,000,000 4,237,710
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/39 ............. 3,000,000 3,151,080
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/41 ............. 2,000,000 2,086,323
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/38 ............................ 2,000,000 2,131,674
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/39 ............................ 1,000,000 1,062,152
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/40 ............................ 875,000 926,371
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.5% , 6/30/42 ................... 1,750,000 1,860,139
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 15,660,000 16,292,957
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/40 .............................. 1,200,000 1,353,087
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/41 .............................. 1,350,000 1,515,295
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 2,875,000 2,900,665
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 1,700,000 1,838,571
Port Authority of New York & New Jersey ,
Revenue , 197th , Refunding , 5% , 11/15/35 ............................... 5,000,000 5,042,289
d
Revenue , 218th , 5% , 11/01/49 ........................................ 1,535,000 1,561,101
Revenue , 236th , 5% , 1/15/37 ......................................... 1,000,000 1,092,539
Suffolk Regional Off-Track Betting Corp. , Revenue , 2024 , 5.75% , 12/01/44 ........ 1,000,000 1,028,936
213,505,166
North Carolina 0.1%
North Carolina Capital Facilities Finance Agency , Campbell University, Inc. , Revenue ,
2021 A , Refunding , 5% , 10/01/26 ...................................... 1,250,000 1,256,783
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
5% , 3/01/27 .................................................... 460,000 465,525
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
5% , 3/01/28 .................................................... 365,000 374,941
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
4% , 3/01/29 .................................................... 755,000 766,063
2,863,312
North Dakota 0.3%
Cass County Joint Water Resource District , Revenue , 2024 A , Refunding , 3.45% ,
4/01/27 ......................................................... 8,000,000 8,001,350
Ohio 3.8%
Cleveland-Cuyahoga County Port Authority ,
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5% , 12/01/33 ........ 3,460,000 3,537,661
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.25% , 12/01/38 ..... 500,000 510,237
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 6/01/34 ......................................... 1,400,000 1,392,217
Revenue , 2024 , 5% , 6/01/34 ......................................... 3,325,000 3,508,140
Revenue , 2025 C , 4% , 11/01/35 ....................................... 3,080,000 3,033,481
Revenue , 2025 C , 5% , 11/01/35 ....................................... 2,000,000 2,124,139
Revenue , 2025 D , 4% , 11/01/35 ....................................... 10,000,000 9,848,963
Revenue , 2025 D , 5% , 11/01/35 ....................................... 4,500,000 4,779,313
Revenue , 2025 F , 4% , 12/01/35 ....................................... 6,385,000 6,283,179
CMHA Country Ridge LLC , Revenue , 2024 , 4.375% , 12/01/41 ................ 1,905,000 1,909,339
Columbus-Franklin County Finance Authority , Revenue , 2025 A , FNMA Insured ,
5.125% , 1/01/44 ................................................... 4,800,000 5,119,873
County of Allen , Hospital Facilities, Bon Secours Mercy Health, Inc. , Revenue , 2015 A ,
Refunding , 4% , 11/01/44 ............................................ 2,700,000 2,501,636

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Franklin , Friendship Village of Dublin Obligated Group , Revenue , 2014 ,
Refunding , 5% , 11/15/34 ............................................ $ 700,000 $ 700,266
County of Hamilton , Life Enriching Communities Obligated Group , Revenue , 2016 ,
Refunding , 5% , 1/01/36 ............................................. 3,055,000 3,056,038
County of Scioto , Southern Ohio Medical Center Obligated Group , Revenue , 2016 ,
Refunding , 5% , 2/15/33 ............................................. 500,000 500,369
Dayton-Montgomery County Port Authority , Dayton Regional STEM Schools, Inc. ,
Revenue , 2024 , 5% , 12/01/44 ........................................ 500,000 505,326
Ohio Air Quality Development Authority ,
a
Duke Energy Corp. , Revenue , 2022 A , Refunding , Mandatory Put , 4.25% , 6/01/27 . 6,955,000 7,014,623
Ohio Valley Electric Corp. , Revenue , 2026 C , 4.125% , 1/01/36 ................ 4,000,000 3,993,223
b
Pratt Paper OH LLC , Revenue , 144A, 2017 , 4.25% , 1/15/38 .................. 11,780,000 11,669,600
Ohio Higher Educational Facility Commission ,
Cleveland Institute of Art (The) , Revenue , 2018 , 5% , 12/01/28 ................ 720,000 723,919
Cleveland Institute of Art (The) , Revenue , 2018 , 5% , 12/01/33 ................ 1,570,000 1,571,274
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 600,000 627,380
John Carroll University , Revenue , 2020 , 5% , 10/01/28 ...................... 370,000 379,722
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/48 .................. 400,000 421,107
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/53 .................. 525,000 547,376
Revenue, Senior Lien , 2024 A , Refunding , 5% , 12/01/48 .................... 825,000 858,645
Revenue, Senior Lien , 2024 A , Refunding , 5% , 12/01/53 .................... 800,000 820,730
State of Ohio ,
Revenue , 2026 A , 5% , 10/01/35 ....................................... 1,100,000 1,264,384
Revenue , 2026 A , 5% , 10/01/36 ....................................... 1,325,000 1,512,462
Revenue , 2026 A , 5% , 12/01/36 ....................................... 1,000,000 1,162,360
Revenue , 2026 A , 5% , 10/01/37 ....................................... 1,390,000 1,576,758
Revenue , 2026 A , 5% , 10/01/38 ....................................... 1,600,000 1,804,406
Revenue , 2026 A , 5% , 10/01/39 ....................................... 1,300,000 1,458,099
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 5% , 11/15/26 285,000 287,175
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 5% , 11/15/27 240,000 245,247
Summit County Development Finance Authority , PRG - Akron Properties LLC ,
Revenue , 2025 A , BAM Insured , 5% , 7/01/45 ............................. 1,940,000 2,007,902
West Central Ohio Port Authority ,
Global Impact STEM Academy , Revenue , 2025 A , 5% , 12/01/40 ............... 725,000 747,747
Global Impact STEM Academy , Revenue , 2025 A , 5% , 12/01/45 ............... 660,000 656,029
90,660,345
Oregon 0.1%
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ...................... 120,000 120,229
Port of Portland ,
Airport , Revenue , 24 B , 5% , 7/01/33 .................................... 2,000,000 2,022,983
Airport , Revenue , 25 B , 5% , 7/01/39 .................................... 1,350,000 1,395,834
3,539,046
Others 0.3%
c
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , FRN , 2024-ML25 , ACA ,
3.198% , 11/25/38 .................................................. 4,325,780 4,068,201
FHLMC, Multi-family VRD Certificates ,
b
144A, 2019-ML48 , A , 3.15% , 1/15/36 ................................... 2,965,000 2,741,696
2022-ML68 , A , 3.15% , 10/15/36 ....................................... 1,245,000 1,123,293
7,933,190

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 2.7%
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/34 ........................................ $ 2,330,000 $ 2,476,611
Revenue , 2021 A , 5% , 1/01/35 ........................................ 8,155,000 8,637,529
Revenue , 2023 A , AG Insured , 5.5% , 1/01/41 ............................. 1,000,000 1,094,238
Revenue , 2023 A , AG Insured , 5.5% , 1/01/42 ............................. 1,000,000 1,088,625
Revenue , 2023 A , AG Insured , 5.5% , 1/01/43 ............................. 1,500,000 1,624,529
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2025 , 5.5% , 5/01/32 ................................................ 1,000,000 1,075,964
Chester County Industrial Development Authority ,
Avon Grove Charter School , Revenue , 2024 , 5% , 3/01/27 ................... 3,600,000 3,613,041
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 750,000 719,621
Crawford County Industrial Development Authority ,
Allegheny College , Revenue , 2016 , Refunding , 5% , 5/01/28 .................. 1,370,000 1,371,076
Allegheny College , Revenue , 2016 , Refunding , 5% , 5/01/29 .................. 1,440,000 1,441,102
Allegheny College , Revenue , 2016 , Refunding , 5% , 5/01/30 .................. 1,510,000 1,511,061
Allegheny College , Revenue , 2016 , Refunding , 5% , 5/01/31 .................. 1,465,000 1,466,354
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/29 ...................................................... 245,000 245,079
Lancaster Industrial Development Authority , Landis Homes Obligated Group , Revenue ,
2021 , Refunding , 4% , 7/01/46 ........................................ 675,000 589,252
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/41 ........................................ 1,775,000 1,564,964
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/35 ........................................................ 2,030,000 2,207,203
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/36 ........................................................ 1,650,000 1,784,170
PA Bridges Finco LP , Revenue , 2015 , 5% , 12/31/34 ........................ 16,800,000 16,828,029
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 725,000 737,169
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/30 ........ 115,000 117,497
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/31 ........ 165,000 168,969
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 540,000 553,569
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2017 , Refunding , 5% , 5/01/30 ................... 795,000 812,979
Drexel University , Revenue , 2017 , Refunding , 5% , 5/01/31 ................... 705,000 720,011
Pennsylvania Housing Finance Agency , Baldwin Housing LP , Revenue , 2025 , FNMA
Insured , 4.6% , 11/01/42 ............................................. 9,860,000 10,054,168
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 935,000 946,043
b,g
University of the Arts (The) , Revenue , 144A, 2017 , 4.5% , 3/15/29 .............. 504,017 100,803
b,g
University of the Arts (The) , Revenue , 144A, 2017 , 5% , 3/15/45 ............... 1,705,902 341,181
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/40 1,250,000 1,367,143
65,257,980
Rhode Island 0.2%
Rhode Island Health and Educational Building Corp. ,
Lifespan Corp. Obligated Group , Revenue , 2016 , Refunding , 5% , 5/15/33 ....... 365,000 365,310
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/38 .......... 350,000 373,240
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/39 .......... 400,000 424,144
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/40 .......... 350,000 368,071
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/45 .......... 3,000,000 3,068,822
4,599,587

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 2.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 2025 , Mandatory Put , 4% , 3/01/35 ............................. $ 5,000,000 $ 5,046,419
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/28 ...... 250,000 257,971
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/29 ...... 200,000 208,151
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/30 ...... 225,000 235,410
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/31 ...... 250,000 262,969
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.25% , 11/15/39 ... 800,000 836,631
Bishop Gadsden Episcopal Retirement Community Obligated Group , Revenue , 2025 ,
5% , 4/01/41 .................................................... 1,095,000 1,149,679
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/44 ..... 5,000,000 4,632,968
Bon Secours Mercy Health, Inc. , Revenue , 2025 A , 5.25% , 11/01/44 ............ 3,300,000 3,564,093
Novant Health Obligated Group , Revenue , 2024 A , 5.25% , 11/01/44 ............ 10,000,000 10,789,074
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/45 ............. 6,000,000 6,534,494
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/46 ............. 10,500,000 11,355,963
South Carolina Public Service Authority ,
Revenue , 2016 A , 5% , 12/01/37 ....................................... 2,320,000 2,322,938
Revenue , 2016 B , Refunding , 5% , 12/01/37 .............................. 500,000 504,408
Revenue , 2025 A , 5% , 12/01/44 ....................................... 3,750,000 4,015,851
Revenue , 2025 A , 5% , 12/01/46 ....................................... 2,000,000 2,103,056
Revenue , 2025 B , Refunding , 5% , 12/01/44 .............................. 1,500,000 1,606,340
Revenue , 2025 B , Refunding , 5% , 12/01/46 .............................. 1,000,000 1,051,528
Revenue , 2025 B , Refunding , 5% , 12/01/48 .............................. 2,500,000 2,592,445
South Carolina Transportation Infrastructure Bank , Revenue , 2016 A , Refunding , 3% ,
10/01/36 ........................................................ 1,740,000 1,635,301
60,705,689
Tennessee 1.5%
Knox County Health Educational & Housing Facility Board ,
Revenue , 2024 B-1 , BAM Insured , 5% , 7/01/44 ........................... 2,200,000 2,316,372
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/39 ........................................................ 450,000 486,535
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/42 ........................................................ 1,100,000 1,172,645
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/43 ........................................................ 550,000 583,077
Village at Inskip LP , Revenue , 2023 A , FNMA Insured , 4.625% , 12/01/43 ........ 1,850,000 1,905,633
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Trevecca Nazarene University , Revenue , 2019 , Refunding , 5% , 10/01/34 ........ 450,000 457,643
Trevecca Nazarene University , Revenue , 2019 , Refunding , 5% , 10/01/48 ........ 705,000 666,020
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/33 ........................................ 1,000,000 1,062,151
Revenue , 2022 B , 5.5% , 7/01/36 ...................................... 650,000 724,037
Revenue , 2022 B , 5.5% , 7/01/37 ...................................... 875,000 970,169
a
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 13,175,000 13,351,614
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 12,865,000 13,644,902
37,340,798
Texas 13.2%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.125% , 6/15/34 ...... 770,000 764,848
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.25% , 6/15/39 ....... 1,075,000 1,037,344
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.5% , 6/15/44 ........ 1,330,000 1,249,182
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.75% , 6/15/49 ....... 2,700,000 2,466,909
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.625% ,
6/15/45 ........................................................ 1,000,000 1,027,737

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Arlington Higher Education Finance Corp., (continued)
b
Magellan School (The) , Revenue , 144A, 2022 , 5.5% , 6/01/32 ................. $ 1,245,000 $ 1,266,067
Uplift Education , Revenue , 2017 A , Refunding , PSF Guaranty , 4% , 12/01/32 ..... 375,000 377,959
Austin Community College District , GO , 2021 , 3% , 8/01/35 .................... 1,350,000 1,289,257
Austin-Bergstrom Landhost Enterprises, Inc. ,
Revenue , 2017 , Refunding , 5% , 10/01/33 ................................ 400,000 406,768
Revenue , 2017 , Refunding , 5% , 10/01/36 ................................ 1,485,000 1,504,381
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 4,325,000 4,290,036
b
City of Alvarado ,
Lone Oak Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2025 , 4.5% , 9/01/32 ......................................... 143,000 145,362
Lone Oak Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2025 , 6% , 9/01/54 ........................................... 604,000 619,339
b
City of Anna , Crystal Park Public Improvement District No. 2 Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 5.5% , 9/15/45 .......................... 699,000 714,169
b,f
City of Austin , Estancia Hill Country Public Improvement District Improvement Area No.
3 , Special Assessment , 144A, 2026 , 4.125% , 11/01/34 ...................... 935,000 932,676
b
City of Balch Springs , Public Improvement District No. 1 , Special Assessment , 144A,
2025 , 5.875% , 9/15/54 .............................................. 695,000 715,985
b
City of Bastrop , Valverde Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................... 898,000 907,657
b
City of Crandall , River Ridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 4.5% , 9/15/35 .......................... 425,000 431,078
b
City of Dayton , Special Assessment , 144A, 2025 , 5.25% , 9/01/45 ............... 1,741,000 1,762,145
City of Dripping Springs , Special Assessment , 2025 , 4.25% , 9/01/35 ............. 315,000 315,671
b
City of Ennis ,
Special Assessment , 144A, 2025 , 4.125% , 9/15/35 ......................... 702,000 700,581
Special Assessment , 144A, 2025 , 5.25% , 9/15/45 ......................... 500,000 504,421
City of Galveston ,
Wharves & Terminal , Revenue, First Lien , 2024 A , 5.25% , 8/01/37 ............. 1,250,000 1,339,437
Wharves & Terminal , Revenue, First Lien , 2024 A , 5.25% , 8/01/38 ............. 1,650,000 1,759,480
Wharves & Terminal , Revenue, First Lien , 2024 B , 5.25% , 8/01/43 ............. 400,000 424,072
Wharves & Terminal , Revenue, First Lien , 2024 B , 5.25% , 8/01/44 ............. 500,000 526,465
City of Houston , Airport System , Revenue, Sub. Lien , 2020 A , Refunding , 4% , 7/01/35 1,500,000 1,502,437
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.25% , 7/15/33 4,000,000 4,256,398
b
City of Kyle , Savannah Ranch Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2026 , 5.5% , 9/01/46 .......................... 560,000 561,196
City of Lavon ,
b
Special Assessment , 144A, 2025 , 5.75% , 9/15/45 ......................... 800,000 834,384
Elevon Public Improvement District Improvement Area No. 3-5 , Special Assessment ,
2025 , 5.375% , 9/15/45 ............................................ 1,000,000 1,014,005
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 1,125,000 1,185,336
City of Mesquite ,
Solterra Public Improvement District Improvement Area C-4 , Special Assessment ,
2025 , 4.25% , 9/01/35 ............................................. 1,000,000 1,004,024
Solterra Public Improvement District Improvement Area C-4 , Special Assessment ,
2025 , 5.25% , 9/01/45 ............................................. 1,140,000 1,147,596
City of Princeton ,
b
Eastridge Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2025 , 4.6% , 9/01/35 ......................................... 300,000 305,099
b
Eastridge Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/45 ....................................... 503,000 509,539
b
Eastridge Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 925,000 933,278

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Princeton, (continued)
b
Eastridge Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.25% , 9/01/45 ........................................ $ 1,000,000 $ 1,012,757
b
Southridge Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2025 , 6% , 9/01/55 ................................ 801,000 822,704
b
Westridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 565,000 568,701
b
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.125% , 9/01/44 ............................................ 500,000 502,545
b
Windmore Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 6% , 9/01/55 ................................ 843,000 863,230
Windmore Public Improvement District Improvement Area No. 3 , Special
Assessment , 2025 , 5.25% , 9/01/45 ................................... 851,000 854,091
City of San Antonio ,
GO , 2024 , 5% , 2/01/43 ............................................. 2,500,000 2,713,571
GO , 2024 , 5% , 2/01/44 ............................................. 3,500,000 3,779,661
Electric & Gas Systems , Revenue , 2023 A , Refunding , 5.25% , 2/01/42 .......... 9,155,000 10,033,838
Electric & Gas Systems , Revenue , 2023 A , Refunding , 5.5% , 2/01/50 ........... 5,000,000 5,336,797
Electric & Gas Systems , Revenue , 2024 D , Refunding , 5% , 2/01/42 ............ 7,750,000 8,462,970
Electric & Gas Systems , Revenue , 2024 E , Refunding , 5% , 2/01/44 ............ 5,080,000 5,471,389
b
City of Uhland , Anderson Park Public Improvement District Area No. 1 , Special
Assessment , 144A, 2024 , 5.125% , 9/01/44 ............................... 500,000 502,814
b
City of Wharton , Special Assessment , 144A, 2025 , 5.75% , 9/15/45 .............. 640,000 663,124
Clifton Higher Education Finance Corp. ,
Braination, Inc. , Revenue , 2024 , PSF Guaranty , 5.25% , 8/15/44 ............... 750,000 797,327
Braination, Inc. , Revenue , 2024 , PSF Guaranty , 5.25% , 8/15/49 ............... 2,000,000 2,072,631
International Leadership of Texas, Inc. , Revenue , 2021 , PSF Guaranty , 3% , 8/15/39 1,560,000 1,382,999
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
5% , 8/15/37 .................................................... 1,000,000 1,078,070
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
5% , 8/15/38 .................................................... 900,000 966,836
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
5% , 8/15/39 .................................................... 1,000,000 1,069,255
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
4.375% , 2/15/42 ................................................. 3,300,000 3,329,942
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/43 .................................................. 3,875,000 4,165,012
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/45 .................................................. 4,225,000 4,492,569
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 5% , 4/01/36 ...... 560,000 603,109
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 5% , 4/01/38 ...... 265,000 283,889
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4% , 4/01/43 ...... 1,650,000 1,602,842
b
Club Municipal Management District No. 1 , Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.1% , 9/01/44 ................................ 550,000 550,880
b
County of Denton , Green Meadows Public Improvement District Improvement Area No.
1 , Special Assessment , 144A, 2025 , 5.375% , 12/31/45 ...................... 1,660,000 1,718,912
Dallas Fort Worth International Airport ,
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/42 .......................... 17,440,000 18,941,915
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/43 .......................... 4,000,000 4,316,987
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/44 .......................... 5,450,000 5,835,990
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/45 .......................... 7,885,000 8,374,197
Danbury Higher Education Authority, Inc. , Ser-Ninos, Inc. , Revenue , 2020 A ,
Refunding , PSF Guaranty , 4% , 8/15/41 ................................. 2,080,000 2,099,212
Fort Bend Grand Parkway Toll Road Authority ,
Revenue, Sub. Lien , 2021 , 3% , 3/01/38 ................................. 1,205,000 1,095,819
Revenue, Sub. Lien , 2021 , 3% , 3/01/39 ................................. 1,245,000 1,110,759

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
a
Fort Bend Independent School District , GO , 2021 B , Refunding , PSF Guaranty ,
Mandatory Put , 0.72% , 8/01/26 ....................................... $ 795,000 $ 788,798
FW Chaparral PFC , Revenue , 2025 , 4% , 10/01/35 .......................... 6,250,000 6,155,676
Harris County Cultural Education Facilities Finance Corp. ,
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/33 ... 520,000 496,046
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/38 ... 500,000 448,037
a
Harris County Industrial Development Corp. , Energy Transfer LP , Revenue , 2023 ,
Refunding , Mandatory Put , 4.05% , 6/01/33 ............................... 2,500,000 2,558,856
a
Houston Housing Finance Corp. , Summerdale Apartments LP , Revenue , 2023 ,
Mandatory Put , 5% , 8/01/26 .......................................... 3,000,000 3,012,976
Hutto Independent School District , GO , 2023 , PSF Guaranty , 5% , 8/01/42 ......... 1,000,000 1,080,895
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/26 125,000 125,459
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 150,000 154,933
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 175,000 182,908
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 200,000 211,021
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 200,000 212,437
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 150,000 151,253
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 150,000 150,713
Lewisville Independent School District , GO , 2019 , PSF Guaranty , 3% , 8/15/39 ...... 1,000,000 896,615
Lower Colorado River Authority , Revenue , 2022 , Refunding , AG Insured , 4% , 5/15/40 5,000,000 5,041,181
Mansfield Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/43 ...... 1,900,000 2,059,132
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 3,200,000 3,327,206
Melissa Independent School District ,
GO , 2024 , PSF Guaranty , 5% , 2/01/41 .................................. 500,000 547,299
GO , 2024 , PSF Guaranty , 5% , 2/01/42 .................................. 750,000 815,951
GO , 2024 , PSF Guaranty , 5% , 2/01/43 .................................. 750,000 810,865
GO , 2024 , PSF Guaranty , 5% , 2/01/44 .................................. 500,000 536,612
New Caney Independent School District , GO , 2023 , Refunding , PSF Guaranty , 5% ,
2/15/48 ......................................................... 18,000,000 18,796,756
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/29 .... 1,380,000 1,380,328
CHF-Collegiate Housing Denton LLC , Revenue , 2018 B-1 , AG Insured , 5% , 7/01/38 860,000 869,541
North Texas Tollway Authority ,
Revenue, First Tier , 2024 A , Refunding , 5% , 1/01/43 ....................... 625,000 676,868
Revenue, First Tier , 2024 A , Refunding , 5.25% , 1/01/44 ..................... 2,500,000 2,740,315
Revenue, First Tier , 2024 A , Refunding , 5% , 1/01/45 ....................... 3,125,000 3,344,077
b
Port Arthur Housing Authority , Foothill Willow Lakes LLC , Revenue , 144A, 2026 A-S-A ,
7.5% , 10/01/36 ................................................... 2,650,000 2,588,178
Princeton Independent School District , GO , 2023 , PSF Guaranty , 5% , 2/15/40 ...... 1,000,000 1,083,412
Red Oak Independent School District ,
GO , 2023 , PSF Guaranty , 5% , 2/15/42 .................................. 2,685,000 2,887,571
GO , 2023 , PSF Guaranty , 5% , 2/15/43 .................................. 1,980,000 2,122,611
Royse City Independent School District ,
GO , 2023 , PSF Guaranty , 5% , 2/15/41 .................................. 1,000,000 1,077,106
GO , 2023 , PSF Guaranty , 5% , 2/15/42 .................................. 1,450,000 1,552,808
GO , 2023 , PSF Guaranty , 5% , 2/15/43 .................................. 1,000,000 1,067,696
San Antonio Housing Trust Public Facility Corp. , Brooks Family Apartments LP ,
Revenue , 2024 A , FNMA Insured , 4.55% , 3/01/43 ......................... 7,350,000 7,438,918
State of Texas , GO , 2017 , 3% , 8/01/34 ................................... 2,255,000 2,159,092
Tarrant County Cultural Education Facilities Finance Corp. ,
Buckner Retirement Services, Inc. Obligated Group , Revenue , 2016 A , Refunding ,
5% , 11/15/37 ................................................... 1,980,000 1,987,249

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., (continued)
Buckner Retirement Services, Inc. Obligated Group , Revenue , 2017 , Refunding , 5% ,
11/15/37 ....................................................... $ 2,360,000 $ 2,384,238
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 7,445,000 7,472,177
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 4,250,000 3,963,128
Texas Department of Housing & Community Affairs , THF Oaks on Lamar LP , Revenue ,
2018 , FNMA Insured , 3.55% , 9/01/34 ................................... 2,701,989 2,658,573
a
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 8,000,000 8,747,099
h
Texas Municipal Gas Acquisition & Supply Corp. V , Revenue , 2026 , 5% , 4/01/36 .... 16,000,000 16,684,904
a
Texas State Affordable Housing Corp. , FC Juniper Creek Housing LP , Revenue , 2023 ,
Mandatory Put , 3.75% , 7/01/26 ....................................... 2,550,000 2,552,218
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 34,210,000 36,865,315
Tomball Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/40 ....... 2,100,000 2,325,877
b
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 2 , Special Assessment , 144A, 2025 , 4.5% , 9/01/35 ................. 413,000 414,193
Town of Trophy Club ,
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/30 ........................................................ 264,000 278,675
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/32 ........................................................ 250,000 267,508
Uptown Development Authority , City of Houston Reinvestment Zone No. 16 , Tax
Allocation , 2021 , Refunding , 3% , 9/01/38 ................................ 1,785,000 1,477,397
Westpointe Special Improvement District ,
GO , 2025 , AG Insured , 5% , 8/15/40 .................................... 650,000 684,610
GO , 2025 , AG Insured , 5% , 8/15/45 .................................... 700,000 722,856
317,245,825
Utah 1.2%
City of Salt Lake City , Airport , Revenue , 2023 A , 5.25% , 7/01/40 ................ 8,160,000 8,895,052
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/42 ........................................... 1,000,000 1,115,301
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/44 ........................................... 1,165,000 1,282,520
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/45 ........................................... 1,000,000 1,090,512
b
MIDA Mountain Village Public Infrastructure District , Military Recreation Facilities
Project Area , Tax Allocation , 144A, 2024-2 , 5.5% , 6/15/39 ................... 1,000,000 1,030,634
Utah Charter School Finance Authority , Utah Charter Academies , Revenue , 2018 , UT
CSCE Insured , 5% , 10/15/30 ......................................... 575,000 588,013
Utah Infrastructure Agency ,
Revenue , 2017 A , Refunding , 5% , 10/15/32 .............................. 2,165,000 2,177,059
Revenue , 2017 A , Refunding , 5% , 10/15/34 .............................. 1,380,000 1,382,542
Revenue , 2019 , 5% , 10/15/27 ........................................ 1,000,000 1,021,572
Revenue , 2019 , 5% , 10/15/29 ........................................ 1,300,000 1,361,961
Revenue , 2021 , 3% , 10/15/26 ........................................ 500,000 498,605
Revenue , 2021 , 4% , 10/15/28 ........................................ 900,000 906,408
Revenue , 2021 , 4% , 10/15/29 ........................................ 600,000 604,376
Revenue , 2021 , 4% , 10/15/31 ........................................ 460,000 460,174
Revenue , 2021 , 4% , 10/15/36 ........................................ 400,000 388,192
Revenue , 2023 , 5.25% , 10/15/35 ...................................... 1,300,000 1,410,846
Revenue , 2023 , 5.625% , 10/15/38 ..................................... 1,000,000 1,088,390

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Utah Infrastructure Agency, (continued)
Revenue , 2025 , 5.25% , 10/15/49 ...................................... $ 2,875,000 $ 2,854,772
28,156,929
Vermont 0.2%
Vermont Educational & Health Buildings Financing Agency ,
Champlain College, Inc. , Revenue , 2016 A , Refunding , 5% , 10/15/27 ........... 760,000 752,375
Champlain College, Inc. , Revenue , 2016 A , Refunding , 5% , 10/15/28 ........... 1,875,000 1,845,961
Champlain College, Inc. , Revenue , 2016 A , Refunding , 5% , 10/15/29 ........... 900,000 880,123
Champlain College, Inc. , Revenue , 2016 A , Refunding , 5% , 10/15/30 ........... 500,000 485,124
3,963,583
Virginia 0.2%
Isle Wight County Industrial Development Authority ,
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured , 5% ,
7/01/37 ........................................................ 500,000 551,772
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured , 5% ,
7/01/38 ........................................................ 600,000 657,686
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured ,
5.25% , 7/01/43 .................................................. 2,750,000 2,995,438
Virginia Small Business Financing Authority ,
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/27 .................................................... 320,000 324,036
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/29 .................................................... 590,000 620,071
5,149,003
Washington 2.1%
Grays Harbor County Public Hospital District No. 1 ,
Revenue , 2023 , Refunding , 5.75% , 12/01/27 ............................. 695,000 713,837
Revenue , 2023 , Refunding , 6.75% , 12/01/44 ............................. 6,420,000 7,126,409
King County Housing Authority ,
Revenue , 2008 , 5.5% , 5/01/38 ........................................ 2,500,000 2,504,783
Revenue , 2020 , Refunding , 3% , 6/01/40 ................................. 1,565,000 1,353,598
Revenue , 2025 , Refunding , 5% , 7/01/40 ................................. 540,000 565,717
Revenue , 2025 , Refunding , 5.375% , 7/01/45 ............................. 2,000,000 2,118,318
Port of Seattle , Revenue , 2022 B , Refunding , 5% , 8/01/40 ..................... 1,750,000 1,861,910
Skagit County Public Hospital District No. 1 ,
Revenue , 2024 , 5.5% , 12/01/38 ....................................... 885,000 960,531
Revenue , 2024 , 5.5% , 12/01/40 ....................................... 1,000,000 1,075,150
Revenue , 2024 , 5.5% , 12/01/41 ....................................... 775,000 831,443
Revenue , 2024 , 5.5% , 12/01/42 ....................................... 875,000 933,395
State of Washington ,
GO , 2021 C , 5% , 2/01/41 ............................................ 3,860,000 4,115,008
GO , 2024 A , 5% , 8/01/44 ............................................ 5,070,000 5,449,158
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 1,140,000 1,164,364
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,320,986 6,102,014
Revenue , 2023-1 , A , 3.375% , 4/20/37 .................................. 5,553,756 5,193,425
c
Revenue , FRN , 2024-1 , A , 3.812% , 3/20/40 .............................. 2,865,205 2,795,352
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/38 ........................................................ 1,580,000 1,650,225
b
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/45 ........................................................ 2,250,000 2,313,441

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington State Housing Finance Commission, (continued)
b
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.125% ,
7/01/33 ........................................................ $ 735,000 $ 781,291
b
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 1,520,000 1,617,901
51,227,270
West Virginia 0.2%
West Virginia Hospital Finance Authority ,
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 5.75% , 9/01/41 2,180,000 2,385,321
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 5.75% , 9/01/43 3,000,000 3,246,465
5,631,786
Wisconsin 3.4%
Public Finance Authority ,
c
Revenue , FRN , 2026-1 , A-2 , 4.126% , 1/20/41 ............................ 4,994,938 4,607,881
b
AMCP Franklin LLC , Revenue, Senior Lien , 144A, 2025 A-1 , 6.75% , 12/01/60 .... 4,085,000 4,161,879
Campus Real Estate Holding Corp. LLC , Revenue , 2025 A , Refunding , 5.25% ,
6/01/45 ........................................................ 260,000 263,433
b
CHF - Manoa LLC , Revenue, Senior Lien , 144A, 2023 A , 5.5% , 7/01/43 ......... 1,000,000 1,006,105
b
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 2,850,000 2,955,878
a
Duke Energy Progress LLC , Revenue , 2022 A-2 , Refunding , Mandatory Put , 3.7% ,
10/01/30 ....................................................... 7,000,000 7,099,856
b
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/35 .................................................... 700,000 732,547
b
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
4.75% , 7/01/45 .................................................. 1,800,000 1,683,958
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5% , 6/15/30 180,000 187,779
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.25% ,
6/15/35 ........................................................ 275,000 294,220
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.25% ,
6/15/45 ........................................................ 275,000 278,395
Maniilaq Association Obligated Group , Revenue , 2026 , 5.25% , 12/01/42 ........ 1,810,000 1,929,169
Maniilaq Association Obligated Group , Revenue , 2026 , 5.25% , 12/01/43 ........ 2,535,000 2,682,433
b
Mater Academy of Nevada , Revenue , 144A, 2024 A , 5% , 12/15/34 ............. 1,575,000 1,609,423
b
Methodist University, Inc. (The) , Revenue , 144A, 2021 , Refunding , 4% , 3/01/29 ... 1,780,000 1,727,879
NC A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/27 ........... 880,000 891,312
NC A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/28 ........... 655,000 671,353
b
North Carolina Leadership Charter Academy, Inc. , Revenue , 144A, 2019 A , 5% ,
6/15/49 ........................................................ 1,560,000 1,445,419
b
Roseman University of Health Sciences , Revenue , 144A, 2020 , 5% , 4/01/30 ..... 375,000 384,013
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 6/30/60 ........ 4,695,000 5,173,818
b
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/41 ........................................................ 1,000,000 892,886
b
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 4.5% , 1/01/35 ............... 1,035,000 1,015,542
State of Wisconsin , GO , 2026 A , 5% , 5/01/38 .............................. 6,870,000 7,864,622
Wisconsin Health & Educational Facilities Authority ,
Benevolent Corp. Cedar Community Obligated Group , Revenue , 2026 , Refunding ,
5% , 6/01/40 .................................................... 1,125,000 1,165,051
Froedtert ThedaCare Health Obligated Group , Revenue , 2017 A , Refunding , 4% ,
4/01/39 ........................................................ 4,225,000 4,095,784
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/37 ........................................................ 3,930,000 3,972,280
Froedtert ThedaCare Health Obligated Group , Revenue , 2024 A , Refunding , 5% ,
4/01/43 ........................................................ 2,000,000 2,111,088

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Froedtert ThedaCare Health Obligated Group , Revenue , 2024 A , Refunding , 5% ,
4/01/45 ........................................................ $ 2,500,000 $ 2,598,638
Milwaukee Regional Medical Center Utility & Infrastructure Obligated Group ,
Revenue , 2018 , Refunding , 5% , 4/01/44 ............................... 7,890,000 8,022,416
Sanford Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 .................. 6,830,000 7,106,503
Wisconsin Housing & Economic Development Authority , Home Ownership , Revenue ,
2017 A , GNMA Insured , 2.69% , 7/01/47 ................................. 4,304,894 3,670,595
82,302,155
U.S. Territories 0.6%
District of Columbia 0.3%
District of Columbia ,
Ingleside Presbyterian Retirement Community Obligated Group , Revenue , 2017 A ,
5% , 7/01/37 .................................................... 1,200,000 1,205,544
Latin American Montessori Bilingual Public Charter School Obligated Group ,
Revenue , 2020 , Refunding , 4% , 6/01/30 ............................... 1,485,000 1,467,962
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/35 ....................... 3,000,000 3,105,365
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/31 ....................... 1,000,000 1,061,153
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/44 ........ 660,000 619,860
d
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/44 ........ 5,000 4,696
d
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/53 ........ 660,000 563,560
8,028,140
Puerto Rico 0.2%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 2,400,000 2,398,614
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 3,482,000 3,453,372
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 100,000 93,704
5,945,690
Virgin Islands 0.1%
Matching Fund Special Purpose Securitization Corp. ,
United States Virgin Islands Federal Excise Tax , Revenue , 2022 A , Refunding , 5% ,
10/01/27 ....................................................... 515,000 521,038
United States Virgin Islands Federal Excise Tax , Revenue , 2022 A , Refunding , 5% ,
10/01/30 ....................................................... 1,000,000 1,031,532
1,552,570
Total U.S. Territories .................................................................... 15,526,400
Total Municipal Bonds (Cost $ 2,326,406,734 ) ...................................
2,360,247,730
a a a a
Short Term Investments 3.4%
Shares
a
Management Investment Companies 2.9%
i,j
Putnam Short Term Investment Fund , Class P , 3.843% ....................... 70,058,573 70,058,573
Total Management Investment Companies (Cost $ 70,058,573 ) ....................
70,058,573

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds 0.5%
Minnesota 0.2%
k
City of Rochester ,
Mayo Clinic , Revenue , 2008 B , SPA Northern Trust Co. (The) , Daily VRDN and Put ,
2.9% , 11/15/38 .................................................. $ 1,500,000 $ 1,500,000
Mayo Clinic , Revenue , 2011 B , Refunding , Daily VRDN and Put , 3.05% , 11/15/38 .. 2,000,000 2,000,000
k
Minnesota Housing Finance Agency , Revenue , 2017 F , Refunding , GNMA Insured , SPA
Royal Bank of Canada , Daily VRDN and Put , 3.05% , 1/01/41 ................. 2,000,000 2,000,000
5,500,000
Mississippi 0.0%
†
k
Mississippi Business Finance Corp. , Chevron USA, Inc. , Revenue , 2007 B , Daily
VRDN and Put , 3.4% , 12/01/30 ....................................... 980,000 980,000
New Jersey 0.0%
†
k
New Jersey Health Care Facilities Financing Authority , AHS Hospital Corp. , Revenue ,
2008 B , LOC Bank of America NA , Daily VRDN and Put , 3.1% , 7/01/36 ......... 1,000,000 1,000,000
New York 0.3%
k
City of New York , GO , 2023 A-4 , SPA TD Bank NA , Daily VRDN and Put , 3.35% ,
9/01/49 ......................................................... 1,500,000 1,500,000
k
New York City Transitional Finance Authority , Future Tax Secured , Revenue, Sub. Lien ,
2019 A-4 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.4% , 8/01/45 ... 4,000,000 4,000,000
5,500,000
Total Municipal Bonds (Cost $ 12,980,000 ) ......................................
12,980,000
Total Short Term Investments (Cost $ 83,038,573 ) ................................
83,038,573
a
Total Investments (Cost $ 2,409,445,307 ) 101.3% ................................
$2,443,286,303
Floating Rate Notes Issued (1.8) % .............................................
(43,780,256)
Other Assets, less Liabilities 0.5% .............................................
10,438,052
Net Assets 100.0% ...........................................................
$2,409,944,099
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $286,292,664, representing 11.9% of net assets.
c
The coupon rate shown represents the rate at period end.
d
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
e
The rate shown represents the yield at period end.
f
Security purchased on a when-issued basis.
g
Defaulted security or security for which income has been deemed uncollectible.
h
A portion or all of the security purchased on a delayed delivery basis.
i
See Note 3 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At April 30, 2026 , the Fund had the following futures contracts outstanding.
See Abbreviations on page 33 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 509 $ 57,445,422 6/18/26 $ 1,637,423
U.S. Treasury 5 Year Notes ..................... Long 1,582 170,596,454 6/30/26 (3,041,726)
U.S. Treasury Ultra Bonds ...................... Short 384 44,172,000 6/18/26 2,123,682
Total Futures Contracts ...................................................................... $719,379
*
As of period end.

Putnam Tax-Free Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Tax-Free Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Putnam Strategic Intermediate Municipal Fund (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2026, the Fund held investments in affiliated management investment companies as follows:

Putnam Tax-Free Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Strategic Intermediate Municipal Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.843% ...... $24,616,404 $596,915,223 $(551,473,054) $— $— $70,058,573 70,058,573 $2,165,731
Total Affiliated Securities ... $24,616,404 $596,915,223 $(551,473,054) $— $— $70,058,573 $2,165,731
Level 1 Level 2 Level 3 Total
Putnam Strategic Intermediate Municipal Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 2,360,247,730 $ — $ 2,360,247,730
Short Term Investments ................... 70,058,573 12,980,000 — 83,038,573
Total Investments in Securities ........... $70,058,573 $2,373,227,730 $— $2,443,286,303
Other Financial Instruments:
Futures Contracts ....................... $3,761,105 $— $— $3,761,105
Total Other Financial Instruments ......... $3,761,105 $— $— $3,761,105
– – – –
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 3,041,726 $ — $ — $ 3,041,726
Total Other Financial Instruments ......... $3,041,726 $— $— $3,041,726
a
For detailed categories, see the accompanying Schedule of Investments.
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Tax-Free Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
PSF
Permanent School Fund
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.